UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	June 30, 2006

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):	[ ] is a
restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario August
11, 2006
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		208


Form 13F Information Table Value Total:
	19,717,111 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form
13F file number(s) of all institutional
investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
"NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-


[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : March 31, 2006
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6COLUMN
7 COLUMN 8 VALUE SHRS OR SH/PUT/INVESTMEOTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT
PRNCALLDISCRETIMANAGERS SOLE SHAREDNONE ABB LTD ADR (1 ORD
SHR) 000375204 13,248 916,800SH SOLE 916,800 AGCO CORP COMMON
001084102 58,479 1,992,700SH SOLE 1,992,700 ATI TECHNOLOGIES INC
COMMON 001941103 168,69110,400,205SH SOLE 10,400,205 ABBOTT LABS
COMMON 002824100 460 9,450SH SOLE 9,450 AGRIUM INC COMMON 008916108
76,159 2,938,243SH SOLE 2,938,243 AIR LIQUIDE ADR (0.2 ORD) 009126202 46,122
1,066,115SH SOLE 1,066,115 AKTIEBOLAGETT ELECTR ADR(2 SER B) 010198208
264 8,300SH SOLE 8,300 ALCAN INC COMMON 013716105 506,313 9,682,783SH
SOLE 9,682,783 ALCOA INC COMMON 013817101 101,136 2,803,000SH SOLE
2,803,000 ALLIED IRISH BKS PLC SP ADR(2 ORD) 019228402 19,379 359,400SH
SOLE 359,400 AMERN INTL GROUP INC COMMON 026874107 134,737
2,046,414SH SOLE 2,046,414 ANHEUSER BUSCH COS COMMON 035229103 1,374
27,025SH SOLE 27,025 APACHE CORP COMMON 037411105 67,458 886,450SH
SOLE 886,450 APPLIED MATERIALS COMMON 038222105 576 31,750SH SOLE
31,750 ARCHER DANIELS MIDLD COMMON 039483102 552 12,000SH SOLE 12,000
ASAHI GLASS SP ADR (10 ORD) 043393206 10,542 74,300SH SOLE 74,300 AVERY
DENNISON CORP COMMON 053611109 48,255 745,400SH SOLE 745,400 BG PLC
ADR (5 ORDS) 055434203 63,438 850,700SH SOLE 850,700 BP ADR (6 ORDS)
055622104 91,715 1,181,660SH SOLE 1,181,660 BANK OF AMERICA CORP
COMMON USD 0.01 060505104 2,920 54,443SH SOLE 54,443 BANK OF MONTREAL
COMMON 063671101 381,720 6,355,647SH SOLE 6,355,647 BANK OF NOVA
SCOTIA COMMON 064149107 742,16716,783,510SH SOLE 16,783,510 BARRICK
GOLD CORP COMMON 067901108 200,814 6,090,804SH SOLE 6,090,804 BAYER A
G SP ADR (1 ORD) 072730302 317 6,200SH SOLE 6,200 BECKMAN COULTER INC
COMMON 075811109 48,659 785,600SH SOLE 785,600 BECTON DICKINSON
COMMON 075887109 545 8,000SH SOLE 8,000 BIOMET INC COMMON 090613100
43,928 1,259,100SH SOLE 1,259,100 BOSTON SCIENTIFIC COMMON 101137107
62,258 3,315,700SH SOLE 3,315,700 BRISTOL MYERS SQUIBB COMMON
110122108 2,575 89,300SH SOLE 89,300 BRITISH SKY BROAD ADR (4 ORD SHRS) 111013108 78 1,650SH SOLE 1,650 BROOKFIELD ASSET MGT CLASS A LTD VTG 112585104 303 6,750SH SOLE 6,750 CCL INDUSTRIES INC CLASS B NON VTG 124900309 52,217 1,611,640SH SOLE 1,611,640 CDN IMP BANK COMMERC
COMMON 136069101 562,145 7,524,355SH SOLE 7,524,355 CDN NATL RAILWAY
COMMON 136375102 607,12912,451,380SH SOLE 12,451,380 CDN NATURAL RES
COMMON 136385101 456,394 7,394,585SH SOLE 7,394,585 CDN TIRE CORP CLASS
A NON VTG 136681202 134,961 2,039,300SH SOLE 2,039,300 CANON INC ADR (1
ORD) 138006309 72,052 881,950SH SOLE 881,950 CATERPILLAR INC COMMON
149123101 83,004 999,500SH SOLE 999,500 CHEVRON CORP COMMON 166764100
1,466 21,188SH SOLE 21,188 CITIGROUP INC COMMON 172967101 227,226
4,224,500SH SOLE 4,224,500 CLEAR CHANNEL COMMUN COMMON 184502102
52,785 1,529,600SH SOLE 1,529,600 CLOROX CO COMMON 189054109 306 4,500SH
SOLE 4,500 COCA COLA CO COMMON 191216100 1,828 38,100SH SOLE 38,100
COLGATE PALMOLIVE CO COMMON 194162103 122,869 1,839,675SH SOLE
1,839,675 CORUS ENTERTAINMT CLASS B NON VTG 220874101 344 9,500SH
SOLE 9,500 DIEBOLD INC COMMON 253651103 226 5,000SH SOLE 5,000 DOMTAR
INC COMMON 257561100 44,262 6,424,100SH SOLE 6,424,100 EMC CORP MASS
COMMON 268648102 350 28,600SH SOLE 28,600 E.ON AG ADR (0.3333 ORD SHS)
268780103 543 12,700SH SOLE 12,700 ELECTRONIC ARTS COMMON 285512109
557 11,600SH SOLE 11,600 EMERSON ELEC CO COMMON 291011104 449 4,800SH
SOLE 4,800 ENCANA CORPORATION COMMON 292505104 831,28714,142,348SH
SOLE 14,142,348 ENTRUST TECHNOLOGIES COMMON 293848107 135 35,400SH
SOLE 35,400 ERICSSON(LM) TEL ADR(10 SER B SHRS) 294821608 64,348
1,746,700SH SOLE 1,746,700 FALCONBRIDGE LTD COMMON 306104100 133,776
2,275,100SH SOLE 2,275,100 FEDERAL NTL MTG ASSN COMMON 313586109
152,800 2,849,068SH SOLE 2,849,068 FIRST DATA CORP COMMON 319963104
65,911 1,312,450SH SOLE 1,312,450 FIRST QUANTUM MNRL COMMON 335934105
2,532 50,600SH SOLE 50,600 FLUOR CORPORATION COMMON 343412102 50,648
488,800SH SOLE 488,800 FRANKLIN RES INC COMMON 354613101 3,335 34,450SH
SOLE 34,450 GENERAL ELECTRIC CO COMMON 369604103 99,365 2,703,785SH
SOLE 2,703,785 HSBC HLDGS PLC SP ADR(5 ORD) 404280406 64,500 654,750SH
SOLE 654,750 HEWLETT PACKARD CO COMMON 428236103 60,776 1,720,567SH
SOLE 1,720,567 HONDA MOTOR CO ADR (1 ORD) 438128308 3,367 94,900SH SOLE
94,900 HONEYWELL INTL INC COMMON 438516106 96,975 2,158,150SH SOLE
2,158,150 HOYA CORP ADR(1 ORD SHR) 443251103 12,338 311,700SH SOLE
311,700 HUSQVARNA AB ADR(2 ORD SHRS) 448103101 222 8,300SH SOLE 8,300
IAMGOLD CORP COMMON 450913108 54,864 5,530,600SH SOLE 5,530,600
IMPERIAL OIL LTD COMMON 453038408 85,385 2,093,790SH SOLE 2,093,790
INCO LTD COMMON 453258402 379,280 5,160,275SH SOLE 5,160,275 ING GROEP
NV SP ADR (1 COM) 456837103 106 2,410SH SOLE 2,410 INTEL CORP COMMON 458140100 88,523 4,178,560SH SOLE 4,178,560 INTL BUSINESS MCHN COMMON
459200101 2,327 27,170SH SOLE 27,170 INTUIT COMMON 461202103 52,247
774,000SH SOLE 774,000 ISHARES INC MSCI JAPAN 464286848 55 3,600SH SOLE 3,600 JOHNSON & JOHNSON COMMON 478160104 74,545 1,115,768SH SOLE
1,115,768 JOHNSON MATTHEY PLC SP ADR 479142309 46,529 834,600SH SOLE
834,600 KIMBERLY CLARK MEX SP ADR (5 ORD A) 494386204 405 22,800SH
SOLE 22,800 KOHLS CORP COMMON 500255104 50,415 764,800SH SOLE 764,800
KYOCERA CORP ADR (2 ORD) 501556203 61 700SH SOLE 700 L OREAL CO ADR
(0.2 ORD) 502117203 67,508 3,237,735SH SOLE 3,237,735 ESTEE LAUDER CO
CLASS A 518439104 93,254 2,162,800SH SOLE 2,162,800 LENOVO GROUP LTD
ADR (20 ORD) 526250105 7,926 1,053,100SH SOLE 1,053,100 ELI LILLY & CO
COMMON 532457108 81,091 1,315,850SH SOLE 1,315,850 MAGNA INTL INC
CLASS A SUB VTG 559222401 524,818 6,589,874SH SOLE 6,589,874 MICROSOFT
CORP COMMON 594918104 178,146 6,857,170SH SOLE 6,857,170 MITSUBISHI UFJ
FINL ADR(0.001 ORD) 606822104 20,827 1,339,000SH SOLE 1,339,000 MORGAN
STANLEY COMMON 617446448 105,575 1,497,955SH SOLE 1,497,955 MOTOROLA
INC COMMON 620076109 58,571 2,606,970SH SOLE 2,606,970 NEC CORP ADR (5
ORD) 629050204 386 65,000SH SOLE 65,000 NATIONAL GRID ADR(5 ORD SHRS) 636274300 132 2,193SH SOLE 2,193 NESTLE S A SP ADR (0.25 ORD) 641069406
66,345 763,825SH SOLE 763,825 NIPPON TELEG & TEL SP ADR (0.005 ORD) 654624105 34,904 1,279,300SH SOLE 1,279,300 NOKIA CORP SP ADR (1 ORD A)
654902204 90 4,000SH SOLE 4,000 NORTEL NETWORKS CORP COMMON
656568102 160,77664,829,213SH SOLE 64,829,213 PEARSON PLC SP ADR (1 ORD)
705015105 1,027 67,500SH SOLE 67,500 PEPSICO INC COMMON 713448108 68,714
1,026,430SH SOLE 1,026,430 PT TELEKOMUNIKAS IND ADR(40 SER B SHRS)
715684106 358 10,000SH SOLE 10,000 PETSMART INC COMMON 716768106 43,415
1,521,000SH SOLE 1,521,000 PFIZER INC COMMON 717081103 207,849 7,942,543SH
SOLE 7,942,543 PROCTER & GAMBLE CO COMMON 742718109 2,706 43,657SH
SOLE 43,657 PRUDENTIAL FINL COMMON 744320102 2,175 25,100SH SOLE
25,100 QUEBECOR WORLD INC SUB VTG 748203106 34,921 2,816,216SH SOLE
2,816,216 REED ELSEVIER N V SP ADR (2 ORD) 758204101 58,676 1,754,150SH
SOLE 1,754,150 REED ELSEVIER PLC SPONSORED ADR 758205108 22 500SH
SOLE 500 RESEARCH IN MOTION COMMON 760975102 424,796 5,460,100SH
SOLE 5,460,100 REXAM PLC SP ADR NEW2001 761655406 20,892 382,400SH SOLE
382,400 RIO TINTO PLC ADR (4 ORD) 767204100 421 1,800SH SOLE 1,800 RITCHIE
BROS AUCTNRS COMMON 767744105 4,160 70,000SH SOLE 70,000 ROCHE HLDG
LTD SP ADR (.01 ORD) 771195104 54,621 591,995SH SOLE 591,995 ROGERS
COMMUNICATION CLASS B NON VTG 775109200 339,592 7,561,605SH SOLE
7,561,605 ROYAL GROUP TECH COMMON 779915107 728 58,200SH SOLE 58,200
ROYAL BANK CDA COMMON 780087102 603,48713,316,124SH SOLE 13,316,124
ROYAL DUTCH SHELL ADR(2 ORD CL A) 780259206 485 6,500SH SOLE 6,500 SAP AKTIENGESELLSCHF SP ADR(1/4 ORD) 803054204 67 1,140SH SOLE 1,140 SCHLUMBERGER LTD COMMON 806857108 170,779 2,352,400SH SOLE 2,352,400
SECOM LTD ADR (2 ORD) 813113206 470 4,500SH SOLE 4,500 SIEMENS A G SP
ADR 826197501 50,758 524,340SH SOLE 524,340 SUN LIFE FNCL INC COMMON 866796105 239 5,400SH SOLE 5,400 SUNCOR ENERGY INC COMMON 867229106
553,662 6,128,644SH SOLE 6,128,644 TSX GROUP INC COMMON 873028104 71,487
1,595,700SH SOLE 1,595,700 TELEFONOS DE MEXICO SP ADR (20 SER L)
879403780 302 13,000SH SOLE 13,000 THOMSON CORP (THE) COMMON
884903105 330,741 7,689,869SH SOLE 7,689,869 TIME WARNER INC COMMON
887317105 74,527 3,863,600SH SOLE 3,863,600 TOMKINS PLC SP ADR (4 ORD)
890030208 35,132 1,462,100SH SOLE 1,462,100 TORONTO DOMINION BK
COMMON 891160509 618,31210,908,813SH SOLE 10,908,813 TOYOTA MTR CORP
ADR (2 ORD) 892331307 69,411 595,200SH SOLE 595,200 TYCO INTL LTD
COMMON PAR $0.20 902124106 133,462 4,352,605SH SOLE 4,352,605 UNILEVER
N.V NY SHARES(1 ORD) 904784709 196 7,800SH SOLE 7,800 UNISYS
CORPORATION COMMON 909214108 1,240 177,100SH SOLE 177,100 UNITED TECHNOLOGIES COMMON 913017109 108,242 1,530,720SH SOLE 1,530,720 UPM
KYMMENE CORP SP ADR 915436109 32,858 1,371,300SH SOLE 1,371,300 VOLVO
AKTIEBOLAGET ADR (1 ORD) 928856400 42,925 785,500SH SOLE 785,500 WPP
GROUP PLC SP ADR(5 ORDS) 929309409 49,570 737,400SH SOLE 737,400
WACHOVIA CORP 2ND NEW COMMON 929903102 304 5,045SH SOLE 5,045 WAL
MART STORES INC COMMON 931142103 83,467 1,554,050SH SOLE 1,554,050
WALGREEN CO COMMON 931422109 1,051 21,022SH SOLE 21,022 WYETH
COMMON 983024100 88,105 1,779,285SH SOLE 1,779,285 YAHOO INC COMMON
984332106 53,930 1,465,700SH SOLE 1,465,700 ZARLINK SEMICONDUCT
COMMON 989139100 740 303,400SH SOLE 303,400 AMVESCAP PLC SP ADR(2
ORDS) 03235E100 35,862 1,739,500SH SOLE 1,739,500 PETRO-CANADA COMMON
71644E102C 413,417 7,806,210SH SOLE 7,806,210 TALISMAN ENERGY INC
COMMON 87425E103C 604,15331,013,995SH SOLE 31,013,995 NAVISTAR INTL
CORP COMMON 06393E108 34,125 1,243,600SH SOLE 1,243,600 BARCLAYS PLC
ADR (4 ORD) 06738E204 3,986 78,085SH SOLE 78,085 AT&T INC COMMON
00206R102 69,513 2,235,330SH SOLE 2,235,330 ALTRIA GROUP INC COMMON
02209S103 61,559 751,875SH SOLE 751,875 BCE INC COMMON 05534B109 234,366
8,884,236SH SOLE 8,884,236 BARRICK GOLD CORP COMMON 067901108C 6,172
187,000SH SOLE 187,000 BIOVAIL CORP COMMON 09067J109 81,940 3,144,300SH
SOLE 3,144,300 BURLINGTN NRTHRN S F COMMON 12189T104 146,021
1,652,500SH SOLE 1,652,500 CAMECO CORP COMMON 13321L108
525,46611,816,180SH SOLE 11,816,180 CDN PACIFIC RAILWAY COMMON
13645T100 114,465 2,011,331SH SOLE 2,011,331 CARDINAL HEALTH INC
COMMON 14149Y108 383 5,343SH SOLE 5,343 CATALYST PAPER COMMON
14888T104 35,04513,636,007SH SOLE 13,636,007 CISCO SYSTEMS INC COMMON
17275R102 106,618 4,896,125SH SOLE 4,896,125 COGNOS INCORPORATED
COMMON 19244C109 207,591 6,609,075SH SOLE 6,609,075 COMCAST CORP
CLASS A 20030N101 493 13,500SH SOLE 13,500 DIAGEO P L C SP ADR (4 ORD) 25243Q205 68,268 906,400SH SOLE 906,400 DUKE ENERGY CORP COMMON
26441C105 96,239 2,938,800SH SOLE 2,938,800 EMBRAER-EMPRESA BRAS ADR(4
ORD SHRS) 29081M102 203 5,000SH SOLE 5,000 ENBRIDGE INC COMMON
29250N105 88,033 2,591,500SH SOLE 2,591,500 EXELON CORP COMMON
30161N101 82,134 1,296,200SH SOLE 1,296,200 EXXON MOBIL CORP COMMON
30231G102 1,583 23,140SH SOLE 23,140 FNX MINING COMMON 30253R101 2,343
221,000SH SOLE 221,000 FRANCE TELECOM SP ADR (1 ORD) 35177Q105 69,380
2,846,500SH SOLE 2,846,500 GSI GROUP INC COMMON 36229U102C 272 28,350SH
SOLE 28,350 GLAXOSMITHKLINE PLC SP ADR (2 ORD) 37733W105 45,121
725,214SH SOLE 725,214 GOLD FIELDS LTD SP ADR(1 ORD) 38059T106 39,590
1,550,500SH SOLE 1,550,500 CGI GROUP INC CLASS A SUB VTG 39945C109 128,26018,428,200SH SOLE 18,428,200 HBOS PLC SPONSORED ADR 42205M106
432 7,400SH SOLE 7,400 HENKEL LTD PARTNRSHP SP ADR (1 ORD) 42550U109
1,995 17,200SH SOLE 17,200 HUMMINGBIRD LTD COMMON 44544R101 719
23,575SH SOLE 23,575 INVITROGEN CORP COMMON 46185R100 405 5,500SH
SOLE 5,500 IVANHOE MINES COMMON 46579N103 89,06011,780,400SH SOLE
11,780,400 JPMORGAN CHASE & CO COMMON 46625H100 2,276 48,609SH SOLE
48,609 KINDER MORGAN INC COMMON 49455P101 702 6,300SH SOLE 6,300
LUXOTTICA GROUP SPA SP ADR (1 ORD) 55068R202 535 17,700SH SOLE 17,700
MDS INC COMMON 55269P302 252,92312,428,667SH SOLE 12,428,667 MAGNA
INTL INC CLASS A 559222401C 7,479 93,200SH SOLE 93,200 MANULIFE FINCL
CORP COMMON 56501R106 751,56621,248,678SH SOLE 21,248,678 NEXEN INC
COMMON 65334H102 2,035 32,350SH SOLE 32,350 NOMURA HLDGS INC
SPONSORED ADR 65535H208 49,952 2,383,000SH SOLE 2,383,000 NOVA
CHEMICALS CORP COMMON 66977W109 109,660 3,420,450SH SOLE 3,420,450
NOVARTIS AG ADR (1 ORD SHS) 66987V109 71,649 1,191,755SH SOLE 1,191,755
NOVELIS INC COMMON 67000X106 173,470 7,270,318SH SOLE 7,270,318 SHIRE
PLC ADR(3 ORD SHRS) 82481R106 148 3,000SH SOLE 3,000 STATOIL ASA SP
ADR(1 ORD NOK2.5)85771P102 53,510 1,682,700SH SOLE 1,682,700 TELUS CORP
COMMON 87971M103 97,278 2,113,350SH SOLE 2,113,350 TELUS CORP NON VTG
87971M202 394 8,750SH SOLE 8,750 3M COMPANY COMMON 88579Y101 95,692
1,062,550SH SOLE 1,062,550 TRANSALTA CORP COMMON 89346D107 76,529
3,318,700SH SOLE 3,318,700 TRANSCANADA CORP COMMON 89353D107 189,627
5,953,761SH SOLE 5,953,761 TRANSCANADA CORP COMMON 89353D107C 7,042
220,200SH SOLE 220,200 VALERO ENERGY CORP COMMON 91913Y100 113,042 1,524,100SH SOLE 1,524,100 VCOM INC COMMON 92241R106 756 80,000SH SOLE
80,000 VERIZON COMMUNICATNS COMMON 92343V104 81,605 2,185,386SH
SOLE 2,185,386 VIACOM INC CLASS B 92553P201 62,579 1,565,977SH SOLE
1,565,977 VODAFONE GRP PLC ADR(10 ORDS) 92857W100 54,750 2,305,301SH
SOLE 2,305,301 WAL MART DE MEXICO SP ADR(10 SHS) 93114W107 60,743 1,966,700SH SOLE 1,966,700 YAMANA GOLD INC COMMON 98462Y100 955
87,100SH SOLE 87,100 DEUTSCHE BANK AG NAM ORD D18190898 109,432
872,400SH SOLE 872,400 ACE LIMITED COMMON G0070K103 677 12,000SH SOLE
12,000 AMDOCS LTD ORD G02602103 20 500SH SOLE 500 TRANSOCEAN INC
ORDINARY G90078109 110,361 1,232,300SH SOLE 1,232,300 UBS AG NAMEN AKT
H8920M855 100,164 818,900SH SOLE 818,900 TAKEDA PHARMACEUTICL
SHARES J8129E108 5,735 83,300SH SOLE 83,300 CHECK POINT SOFTWARE
ORDINARY M22465104 43,895 2,236,800SH SOLE 2,236,800


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011